Summary of Significant Accounting policies (Details)				1 Months Ended			12 Months Ended
	Mar. 06, 2023 USD ($)	Feb. 03, 2023 USD ($)	Aug. 02, 2022 USD ($)	Mar. 31, 2023 USD ($)	Feb. 28, 2023 USD ($) $ / shares shares	Feb. 28, 2023 € / shares	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)
Summary of Significant Accounting policies (Details) [Line Items]
Accumulated deficit							$ 288,300,000
Net loss							44,000,000
Net cash used in operating activities							34,100,000
Cash and cash equivalents							15,500,000
Aggregate earn-out amount			$ 70,000,000				70,000,000
Net present value			$ 50,500,000						€ 180,000	€ 202,500
Carried forward amount							285,300,000
Net loss carried forward amount								$ 258,500,000
Potential deferred tax asset							71,300,000
Net loss carried forward amount								64,600,000
Goodwill amount							$ 35,900,000
Impairment term							5 years
Perpetual growth rate							2.00%
Interest rate							10 years
Estimated amount							$ 52,900,000
Fair value adjustment expense							$ 2,400,000
Percentage of discount rate							14.95%		14.95%
Totaled amount							$ 724,000	594,000
Financial liability							150		€ 630,000
Estimated amount							891,000
Estimated value							$ 900,000
Customers							6 years 6 months
Capitalized development costs							5 years
Estimated useful life description							Property, plant and equipment are stated at historical cost less accumulated depreciation and impairment. Repair and maintenance costs are charged to the income statement as incurred. Gains and losses on the disposal of property, plant and equipment are included in other income or expenses. Depreciation is charged to write off the cost or valuation of assets over their useful lives, using the straight-line method, on the following basis: ●Equipment: 5 years ●IT hardware and software: 3 years ●Furniture: 5 years ●Vehicles: 5 years ●Leasehold improvements: in line with the non-cancellable lease period of the related lease
Office equipment							$ 5,000	$ 255,000
Trade receivables							1 year
Outstanding aggregate principal amount							15.00%
Weighted values							150.00%
Forecast [Member]
Summary of Significant Accounting policies (Details) [Line Items]
Gross proceeds	$ 43,000,000	$ 40,000,000		$ 3,000,000	$ 40,000,000
Subsequent Event [Member]
Summary of Significant Accounting policies (Details) [Line Items]
Public offering					$ 10,000,000
Depository shares (in Shares) | shares					100,000,000
Percentage of shares outstanding					38.00%
Issue price (in Dollars per share) | $ / shares					$ 4
Price per share (in Euro per share) | € / shares						€ 0.37
Bottom of range [member]
Summary of Significant Accounting policies (Details) [Line Items]
Intellectual property							10 years
Depreciation periods range							3 years
Percentage of buildings							10.00%
Percentage of vehicles							2.50%
Percentage of materials							5.00%
Top of range [member]
Summary of Significant Accounting policies (Details) [Line Items]
Intellectual property							15 years
Depreciation periods range							6 years
Percentage of buildings							11.00%
Percentage of vehicles							3.75%
Percentage of materials							6.00%
NovioGendix [Member]
Summary of Significant Accounting policies (Details) [Line Items]
Percentage of discount rate							12.16%		12.16%
Totaled amount							$ 632,000